Financial Income and Cost (Details) - Schedule of Financial Income and Cost - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income and Cost [Abstract]
Gain from foreign exchange differences		$ 157,889	$ 51,006	$ 52,167
Interest income on cash and cash equivalents		45,852	27,040	17,277
Gain from liquidated derivative financial instruments		37,599	74,864	25,287
Net monetary position results, effect of the statement of profit or loss	[1]	29,456	21,993
Gains from valuation of derivative financial instruments		71	28,824	28,261
Other financial income		13,223	16,182	50,827
Total financial income		284,090	219,909	173,819
Interest expense on loan and borrowings		(227,522)	(111,234)	(52,593)
Interest expense on lease liabilities		(126,169)	(99,324)	(94,555)
Factoring expenses		(114,577)	(51,537)	(34,048)
(Loss) gain from foreign exchange differences		(89,176)	(181,719)	(89,890)
Loss from liquidated derivative financial instruments		(73,643)	(12,846)	(14,862)
Loss from fair value changes in derivative financial instruments		(33,808)	(15,611)	(1,481)
Net monetary position expense, effect of the statement of financial position		(17,261)	(111,754)	(6,191)
Commission expenses		(6,503)	(5,134)	(5,115)
Net monetary position results, effect of the statement of profit or loss	[1]			(62,100)
Other financial expenses		(9,721)	(11,224)	(8,739)
Total financial cost		(698,380)	(600,383)	(369,574)
Net financial result		$ (414,290)	$ (380,474)	$ (195,755)

[1]	The indicator used to adjust for inflation in the financial statements of Libertad S.A. is the Internal Wholesales Price Index (IPIM) published by the Instituto Nacional de Estadística y Censos de la República Argentina (INDEC). The price index and corresponding changes are presented below: